INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Expense
The components of our income tax expense are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current income tax (expense) benefit:
Federal and state	$28,291	$11,134	$38,878
Foreign	(796)	(3,218)	(4,558)
	27,495	7,916	34,320
Deferred income tax (expense) benefit:
Federal and state	(89,421)	(2,959)	26,664
Foreign	(2,191)	13,004	548
	(91,612)	10,045	27,212
Total income tax (expense) benefit	$(64,117)	$17,961	$61,532

Sources of Income or Loss from Continuing Operations Before Income Taxes and Noncontrolling Interest
The sources of our income or loss from continuing operations before income taxes and noncontrolling interest were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Domestic income (loss)	$160,755	$4,089	$(208,699)
Foreign (loss) income	14,698	(46,454)	44,398
Total income (loss)	$175,453	$(42,365)	$(164,301)

Income Tax Expense Computed by Applying the Statutory Federal Rate
Income tax expense differs from amounts computed by applying the statutory federal rate as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax computed at Federal statutory rate	35.00%	35.00%	35.00%
State taxes	2.7%	2.3%	2.7%
Non-deductible goodwill	—%	—%	—%
Change in valuation allowance	—%	—%	—%
Other	(1.3)%	5.1%	(0.2)%
Effective income tax rate	36.40%	42.40%	37.50%

Deferred Tax Assets and Liabilities
As of December 31, 2011 and 2010, our deferred tax assets and liabilities consisted of the following:

	December 31,
	2011	2010
	(in thousands)
Deferred tax assets:
Net operating loss and tax credit carryforwards	$48,764	$24,100
Self-insurance reserves	16,829	16,623
Allowance for doubtful accounts	2,890	2,518
Accrued liabilities	10,461	13,225
Share-based compensation	10,395	11,275
Other	(74)	(51)
Total deferred tax assets	89,265	67,690
Valuation allowance for deferred tax assets	(835)	(835)
Net deferred tax assets	88,430	66,855
Deferred tax liabilities:
Property and equipment	(254,153)	(142,434)
Intangible assets	(36,818)	(32,515)
Total deferred tax liabilities	(290,971)	(174,949)
Net deferred tax liability, net of valuation allowance	$(202,541)	$(108,094)

Liabilities for Uncertain Tax Positions
The following table presents the activity during 2011 and 2010 related to our liabilities for uncertain tax positions (in thousands):

Balance at January 1, 2010	$3,241
Additions based on tax positions related to the current year	192
Decreases in unrecognized tax benefits acquired or assumed in business combinations	(163)
Reductions for tax positions from prior years	(1,016)
Settlements	—
Balance at December 31, 2010	2,254
Additions based on tax positions related to the current year	33
Decreases in unrecognized tax benefits acquired or assumed in business combinations	(207)
Reductions for tax positions from prior years	—
Settlements	—
Balance at December 31, 2011	$2,080